COMMITMENTS AND CONTINGENCIES - Commitments - Total Commitments (Details) CAD in Thousands	Dec. 31, 2017 CAD
Total Commitments
Total	CAD 1,072,156
2018	125,611
2019	102,427
2020	143,493
2021	131,607
2022	154,470
Thereafter	CAD 414,548